Software Development Costs (Tables)	12 Months Ended
Dec. 31, 2014
Capitalized Computer Software, Net [Abstract]
Internally Developed Software and Related Costs [Table Text Block]
Software development costs consists of the following:

	December 31, 2014	December 31, 2013
Software development costs	$568,875	$362,346
Less accumulated depreciation and amortization	(85,331)	—
Software development costs, net	$483,544	$362,346